Business Combination - (Summary of Consideration Paid for DIAM) (Detail) - JPY (¥) ¥ in Millions		Oct. 01, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Recognized amounts of identifiable liabilities assumed:
Goodwill			¥ 95,176	¥ 19,097	¥ 11,703	¥ 11,549
DIAM
Consideration:
Equity instruments (1,038,408 common shares of MHAM)		¥ 28,842
Fair value of total consideration transferred		28,842
Fair value of equity interests in DIAM held by MHFG before the business combination		72,106
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total		100,948
Recognized amounts of identifiable assets acquired:
Cash and due from banks		831
Interest-bearing deposits in other banks		12,873
Trading account assets		266
Investments		12,234
Premises and equipment-net		3,546
Accrued income		7,882
Intangible assets	[1]	53,037
Deferred tax assets		1,003
Other assets		2,208
Recognized amounts of identifiable liabilities assumed:
Trading account liabilities		304
Income taxes payable		918
Deferred taxes liabilities		16,238
Accrued expenses		5,392
Other liabilities		3,041
Total identifiable net assets		67,987
Goodwill		76,225
Noncontrolling interest in DIAM		43,264
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		¥ 100,948

[1]	Note: Amount represents customer relationships subject to amortization, of which the weighted-average amortization period is 16.9 years.